The Company and Basis of Presentation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Trade accounts receivable	$ 3,019,424	$ 2,798,318
Other current assets	476,147	414,612
Goodwill	11,421,889	9,186,650	159,949
Equity	8,942,506	7,901,552
Revenue	13,800,282	12,570,515	11,844,194
Funding provided to VIEs through loans and accounts receivable	0	147,900	110,600
Nature of activity with the VIEs	The Company entered into various arrangements with certain dialysis clinics and a dialysis product distributor to provide management services, financing and product supply. The dialysis clinics and the dialysis product distributor have either negative equity or are unable to provide their own funding and operations. Therefore, the Company has agreed to fund their operations through loans. The compensation for the funding can carry interest, exclusive product supply agreements or the Company is entitled to a pro rata share of profits, if any, and has a right of first refusal in the event the owners sell the business or assets. These clinics and the dialysis product distributor are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated.
Interest Costs Incurred [Abstract]
Interest Costs, Capitalized During Period	0	3,784	5,918
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Trade accounts receivable	85,458	73,172
Other current assets	58,329	65,576
Property, plant and equipment, intangible assets and other noncurrent assets	24,298	25,978
Goodwill	31,678	52,251
Accounts payable, accrued expenses and other liabilities	120,753	148,924
Noncurrent loans to related parties	12,998	13,000
Equity	66,013	55,053
Revenue	$ 0	$ 195,296	$ 132,697